Cover	Oct. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2021
Entity File Number	001-36464
Entity Registrant Name	Agile Therapeutics, Inc.
Entity Central Index Key	0001261249
Entity Tax Identification Number	23-2936302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Poor Farm Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	683-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false